Recurring Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Recurring Fair Value Measurements
Note
10-Recurring
Fair Value Measurements
As
of
September 30, 2023, investment securities in the Company’s Trust Account consisted of $785,553,621 in a money market fund. As of December 31, 2022, investment securities in the Company’s Trust Account consisted of $759,271,905 in United States Treasury Bills and $441,037 held in a money market fund. See Note 6 for fair value information for the Trust Account.
The fair value of private placement warrants was initially and subsequently measured at fair value using a Black-Scholes Option Pricing Model. For the three and nine months ended September 30, 2023, the Company recognized a gain (loss) resulting from a decrease (increase) in the fair value of the private placement warrants of $(352,000) and $1,290,666, respectively. The gain (loss) from change in fair value of the private placement warrants are presented as change in fair value of warrant liability in the accompanying unaudited condensed statements of operations. For the three and nine months ended September 30, 2022, the Company recognized a gain resulting from a decrease in the fair value of the private placement warrants of $2,464,000 and $14,901,333, respectively, presented as change in fair value of warrant liability in the accompanying unaudited condensed statements of operations.

The
following table sets forth by level within the fair value hierarchy the
Company’s liability that was accounted for at fair value on a recurring basis:

	(Level 1)	(Level 2)	(Level 3)

Private placement warrants as of September 30, 2023	$—	$—	$1,994,667
Private placement warrants as of December 31, 2022	$—	$—	$3,285,333
The following table provides quantitative information regarding Level 3 fair value measurements inputs as of their measurement dates:

	September 30, 2023	December 31, 2022

Ordinary share price	$10.46	$9.94
Exercise price	$11.50	$11.50
Volatility	3.5%	31.0%
Term	5.53	5.75
Risk-free rate	4.6%	3.98%
Dividend yield	0%	0%
Probability of completing Business Combination (1)	11%	9%

(1)
Estimates of 11% and 9% based on public trading of rights for special purpose acquisition companies and their implied business combination probabilities as of September 30, 2023 and December 31, 2022, respectively.

The change in the fair value of the warrant liabilities for the nine months ended September 30, 2023 and 2022 is summarized as follows:

Level 3 Derivative warrant liability at December 31, 2022	$3,285,333
Change in fair value of derivative warrant liability	(1,290,666)

Level 3 Derivative warrant liability at September 30, 2023	$1,994,667

Level 3 Derivative warrant liability at December 31, 2021	$—
Issuance of Private Warrants on January 10, 2022	17,482,666
Change in fair value of derivative warrant liability	(14,901,333)

Level 3 Derivative warrant liability at September 30, 2022	$2,581,333

Note
10-Recurring
Fair Value Measurements
As of December 31, 2022, investment securities in the Company’s Trust Account consisted of $759,271,905 in United States Treasury Bills and $441,037
held in money market fund. See Note 6 for fair value information for the Trust Account.
The fair value of private placement warrants was initially and subsequently measured at fair value using a Black-Scholes Option Pricing Model. For the year ended December 31, 2022, the Company recognized a gain resulting from a decrease in the fair value of the private placement warrants of
$14,197,333,
presented as change in fair value of warrant liability in the accompanying statements of operations
.
The
following table sets forth by level within the fair value hierarchy the Company’s liability that was accounted for at fair value on a recurring basis:

	(Level 1)	(Level 2)	(Level 3)

Private placement warrants	$—	$—	$3,285,333
The following table provides quantitative information regarding Level 3 fair value measurement inputs as of their measurement dates:

	December 31, 2022

Ordinary share price	$9.94
Exercise price	$11.50
Volatility	31.0	% (1)
Term	5.75
Risk-free rate	3.98%
Dividend yield	0%
Probability of completing Business Combination	9	% (2)

(1)	As of December 31, 2022 volatility is probability adjusted.
(2)
Estimate based on public trading of rights for SPACs and their implied business combination probabilities as of December 31, 2022. Includes SPACs with completion deadlines similar to the Company’s deadline that have not announced
a
pending
initial business combination.

The change in the fair value of the warrant liabilities for the year ended December 31, 2022 is summarized as follows:

Level 3 Derivative warrant liability at December 31, 2021	$—
Issuance of Private Warrants on January 10, 2022	17,482,666
Change in fair value of derivative warrant liability	(14,197,333)

Level 3 Derivative warrant liability at December 31, 2022	$3,285,333